Morgan, Lewis & Bockius LLP 2020 K Street NW Washington, DC 20006-1806 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

November 2, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 476 (“PEA No. 476”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 476 is to: (i) incorporate comments received from the Staff to the Trust’s Post-Effective Amendment No. 422 filed on June 9, 2015; (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s WisdomTree Global Hedged SmallCap Dividend Fund (the “Fund”); and (iii) revise the Fund’s principal investment strategy, principal risks and fee table to reflect the Fund’s ability to invest in Index components through indirect investments in an Underlying Fund.

Please feel free to contact me at 202.373.6799 with any questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

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